Business Combinations	12 Months Ended
Jun. 30, 2020
Business Combinations [Abstract]
Business Combinations

Note 3 – Business Combinations

Acquisition of Sunway Kids

In order to expand the Company's revenue capacity, on December 31, 2019, the Company entered into a Share Exchange Agreement ("Share Exchange Agreement") with Sunway Kids International Education Group Ltd. ("Sunway Kids"), a British Virgin Islands company, and the shareholders of Sunway Kids (the "Sellers of SK"), pursuant to which the Company will acquire all of the outstanding issued shares of Sunway Kids (the "SK Acquisition"). Pursuant to the Share Exchange Agreement, in exchange for all of the outstanding shares of Sunway Kids, the Company will issue 1,989,262 ordinary shares of the Company and pay two million U.S. dollars. On February 11, 2020, the Company, Sunway Kids and the Sellers of SK entered into an Amendment No. 1 ("Amendment 1") to the Share Exchange Agreement. Pursuant to Amendment 1, the cash consideration will be payable to the Sellers of SK according to an earn-out schedule. On February 14, 2020, the SK Acquisition was closed and the Company issued 1,989,262 ordinary shares to the Sellers of SK. The shares had a fair value of approximately $1.9 million based on the closing market price of $0.95 per share on February, 14, 2020, the acquisition date. The total consideration was valued at approximately $3.6 million, which include approximately $1.7 million based upon a 5.8% discount rate of the $2.0 million earn-out payment schedule, and approximately $1.9 million for the shares issued. On June 25, 2020, Color Star, Sunway Kids, and the former shareholders of Sunway Kids entered into an Amendment No. 2 ("Amendment") to the Share Exchange Agreement dated December 31, 2019, as amended. Pursuant to the Amendment 2, the Company shall not make any the Earn-out Payment to the former shareholders of Sunway Kids since Sunway Kids has been unable to conduct its normal operations due to the COVID-19 pandemic and management of Sunway Kids believes it will be very difficult to achieve its projected financial results.

The Company's acquisition of Sunway Kids was originally intended to be accounted for as a business combination in accordance with ASC 805. Due to the negative impact of COVID-19, the Company disposed of Sunway Kids (see Note 4) within the same fiscal year as Sunway Kids was unable to conduct its normal operations and achieve it business plan. In addition, due to COVID-19, the Company was unable to complete its purchase price allocation and assessment on the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date in accordance with the business combination standard issued by the FASB, prior to its disposal on June 25, 2020.

Acquisition of Color China

On May 7, 2020, the Company entered into a Share Exchange Agreement ("Exchange Agreement") with Color China, a Hong Kong limited company, and shareholders of Color China (the "Sellers"), pursuant to which the Company acquired all of the outstanding issued shares of Color China from the sellers (the "Acquisition"). Pursuant to the Exchange Agreement, the Company will issue 4,633,333 ordinary shares of the Company and pay an aggregate of $2 million to the Sellers. Immediately after the Acquisition, Color Star will own 100% of Color China. On June 3, 2020, the transaction was closed and the Company issued 4,633,333 ordinary shares of the Company to the Sellers. Color China had no business operations other than holding a collection of music performance equipment.

The Company's acquisition of Color China was accounted for as an acquisition of assets in accordance with ASC 805. The measurement is based on the fair value of the consideration given to acquire the assets (primarily performance and office equipment) held in Color China as it is more clearly evident and more reliably measurable. The total consideration given to acquire assets held in Color China at the acquisition date on June 3, 2020 were valued at approximately $4 million, consisted of 4,633,333 ordinary shares issued at a fair value of $1,963,607 based on the closing market price of $0.4238 per share on June 3, 2020, and cash payment of $2 million.